CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 127	$ (704)	$ 1,172
Foreign currency translation adjustments	393	(1,052)	3,357
Financial liability related to hedging	137	88	113
Total comprehensive income (loss)	657	(1,668)	4,642
Net earnings attributable to non-controlling interests	(2,120)	(2,077)	(2,295)
Other comprehensive loss (income) attributable to non-controlling interests	(283)	207	(831)
Comprehensive income (loss) attributable to Optibase Ltd.	$ (1,746)	$ (3,538)	$ 1,516